Annual Operating Expenses - VIPBondIndexPortfolio-InitialServiceService2PRO - VIPBondIndexPortfolio-InitialServiceService2PRO - VIP Bond Index Portfolio	Apr. 30, 2025
VIP Bond Index Portfolio - Initial Class
Operating Expenses:
Management fee	0.09%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.05%
Total annual operating expenses	0.14%
VIP Bond Index Portfolio - Service Class 2
Operating Expenses:
Management fee	0.09%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.05%
Total annual operating expenses	0.39%
VIP Bond Index Portfolio - Service Class
Operating Expenses:
Management fee	0.09%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.05%
Total annual operating expenses	0.24%